AETNA VARIABLE FUND D/B/A
                           AETNA GROWTH AND INCOME VP

                        AETNA VARIABLE ENCORE FUND D/B/A
                              AETNA MONEY MARKET VP

                            AETNA INCOME SHARES D/B/A
                                  AETNA BOND VP

                             AETNA BALANCED VP, INC.

                        AETNA GENERATION PORTFOLIOS, INC.

                         AETNA VARIABLE PORTFOLIOS, INC.


                       Supplement dated December 14, 2000

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP PROSPECTUS, AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP PROSPECTUS, AETNA INCOME SHARES D/B/A AETNA BOND VP PROSPECTUS, AETNA BALANCED VP, INC. PROSPECTUS, AETNA GENERATION PORTFOLIOS, INC. PROSPECTUS AND AETNA VARIABLE PORTFOLIOS, INC. PROSPECTUS, EACH DATED MAY 1, 2000. THIS SUPPLEMENT SHOULD BE READ WITH EACH PROSPECTUS AND SUPERSEDES ANY PREVIOUSLY ISSUED SUPPLEMENTS TO THOSE PROSPECTUSES.

On December 13, 2000, Aetna Inc., the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Funds and Portfolios, and Aetna Investment Services, LLC (AIS), each Fund's principal underwriter, sold its financial services and international businesses, including Aeltus and AIS, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Under the provisions of the Funds' and Portfolios' investment advisory agreements and, in the case of Aetna Technology VP, the subadvisory agreement, those agreements may be deemed to have terminated automatically at the time of the closing of the transaction. As a result, the Boards of Trustees/Directors and the shareholders of the Funds and Portfolios approved new advisory agreements for the Funds and Portfolios and a new subadvisory agreement for Aetna Technology VP, each of which took effect immediately after the closing of the transaction. Because the transaction also may have caused the termination of the underwriting agreements with AIS, the Boards approved new underwriting agreements to take effect immediately after the closing of the transaction. Each agreement is effective for an initial term ending on December 31, 2001.

                            AETNA VARIABLE FUND D/B/A
                           AETNA GROWTH AND INCOME VP

                        AETNA VARIABLE ENCORE FUND D/B/A
                              AETNA MONEY MARKET VP

                            AETNA INCOME SHARES D/B/A
                                  AETNA BOND VP

                             AETNA BALANCED VP, INC.

                        AETNA GENERATION PORTFOLIOS, INC.

                         AETNA VARIABLE PORTFOLIOS, INC.


                       Supplement dated December 14, 2000

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED MAY 1, 2000. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT AND SUPERSEDES ANY PREVIOUSLY ISSUED SUPPLEMENT.

On December 13, 2000, Aetna Inc., the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Funds and Portfolios, and Aetna Investment Services, LLC (AIS), each Fund's principal underwriter, sold its financial services and international businesses, including Aeltus and AIS, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Under the provisions of the Funds' and Portfolios' investment advisory agreements and, in the case of Aetna Technology VP, the subadvisory agreement, those agreements may be deemed to have terminated automatically at the time of the closing of the transaction. As a result, the Boards of Trustees/Directors and the shareholders of the Funds and Portfolios approved new advisory agreements for the Funds and Portfolios and a new subadvisory agreement for Aetna Technology VP, each of which took effect immediately after the closing of the transaction. Because the transaction also may have caused the termination of the underwriting agreements with AIS, the Boards approved new underwriting agreements to take effect immediately after the closing of the transaction. Each agreement is effective for an initial term ending on December 31, 2001. The principal office of AIS, which was reorganized as a Delaware limited liability company in November 2000, is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Shares of the Funds and Portfolios are offered on a continuous basis. As principal underwriter for each Fund, AIS has agreed to use its best efforts to distribute the shares of each Fund or Portfolio thereof.

The following replaces the biographical information in the section entitled "Trustees and Officers" on pages 24 through 26 of the Statement:

--------------------------------- ------------------------------ ---------------------------------------------------------------
                                                                        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS (AND
             NAME,                      POSITION(S) HELD               POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
        ADDRESS AND AGE                  WITH EACH FUND                                UNDERWRITERS OF THE FUND)
--------------------------------- ------------------------------ ---------------------------------------------------------------

J. Scott Fox*                     Trustee/Director and           Director, Managing Director, Chief Operating Officer, Chief
10 State House Square             President                      Financial Officer, Aeltus Investment Management, Inc., April
Hartford, Connecticut             (Principal Executive Officer)  1994 to present; Senior Vice President - Operations, Aetna
Age 45                                                           Life Insurance and Annuity Company, March 1997 to December
                                                                 1997.
--------------------------------- ------------------------------ ---------------------------------------------------------------
Wayne F. Baltzer                  Vice President                 Vice President, Aeltus Investment Management, Inc., November
10 State House Square                                            2000 to present: Vice President, Aeltus Capital, Inc., May
Hartford, Connecticut                                            1998 to present; Vice President, Aetna Investment Services,
Age 57                                                           Inc., July 1993 to May 1998.
--------------------------------- ------------------------------ ---------------------------------------------------------------
Daniel E. Burton                  Secretary                      Assistant General Counsel, July 2000 to present and Assistant
10 State House Square                                            Secretary, September 1998 to present, Aeltus Investment
Hartford, Connecticut                                            Management, Inc.; Assistant General Counsel, July 2000 to
Age 33                                                           present, and Assistant Secretary, October 1998 to present,
                                                                 Aeltus Capital, Inc.; Counsel, Aetna Financial Services,
                                                                 September 1997 to present; Attorney, Securities and Exchange
                                                                 Commission, August 1996 to August 1997; Associate, Kirkpatrick
                                                                 & Lockhart LLP, September 1992 to August 1996.
--------------------------------- ------------------------------ ---------------------------------------------------------------
Albert E. DePrince, Jr.           Trustee/Director               Director, Business and Economic Research Center, 1999 to
3029 St. Johns Drive                                             present; Professor of Economics and Finance, Middle Tennessee
Murfreesboro, Tennessee                                          State University, 1991 to present.
Age 59
--------------------------------- ------------------------------ ---------------------------------------------------------------
Stephanie A. DeSisto              Vice President,                Vice President, Mutual Fund Accounting, Aeltus Investment
10 State House Square             Treasurer and Chief            Management, Inc., November 1995 to present.
Hartford, Connecticut             Financial Officer (Principal
Age 47                            Financial and Accounting
                                  Officer)
--------------------------------- ------------------------------ ---------------------------------------------------------------
Maria T. Fighetti                 Trustee/Director               Associate Commissioner for Contract Management (1996 to
325 Piermont Road                                                present), Manager/Attorney (1973 to 1996), Health Services,
Closter, New Jersey                                              New York City Department of Mental Health, Mental Retardation
Age 57                                                           and Alcohol Services.
--------------------------------- ------------------------------ ---------------------------------------------------------------
David L. Grove                    Trustee/Director               Private Investor; Economic/Financial Consultant, December
5 The Knoll                                                      1985 to present.
Armonk, New York
Age 82
--------------------------------- ------------------------------ ---------------------------------------------------------------

--------------------------------- ------------------------------ ---------------------------------------------------------------
                                                                        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS (AND
             NAME,                      POSITION(S) HELD               POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
        ADDRESS AND AGE                  WITH EACH FUND                                UNDERWRITERS OF THE FUND)
--------------------------------- ------------------------------ ---------------------------------------------------------------

John Y. Kim*                      Trustee/Director               Director, President, Chief Executive Officer, Chief
10 State House Square                                            Investment Officer, Aeltus Investment Management, Inc.,
Hartford, Connecticut                                            December 1995 to present; President, Aetna Life Insurance and
Age 40                                                           Annuity Company, May 2000 to September 2000; Chief Investment
                                                                 Officer, Aetna Life Insurance and Annuity Company, May 2000 to
                                                                 present; Director, Aetna Life Insurance and Annuity Company,
                                                                 February 1995 to September 2000; Senior Vice President, Aetna
                                                                 Life Insurance and Annuity Company, September 1994 to May 2000
                                                                 and September 2000 to present.
--------------------------------- ------------------------------ ---------------------------------------------------------------
Sidney Koch                       Trustee/Director               Financial Adviser, self-employed, January 1993 to present.
455 East 86th Street
New York, New York
Age 65
--------------------------------- ------------------------------ ---------------------------------------------------------------
Frank Litwin                      Vice President                 Managing Director, Aeltus Investment Management, Inc., August
10 State House Square                                            1997 to present; Vice President, Fidelity Investments
Hartford, Connecticut                                            Institutional Services Company, April 1992 to August 1997.
Age 51
--------------------------------- ------------------------------ ---------------------------------------------------------------
Corine T. Norgaard                Trustee/Director               Dean of the Barney School of Business, University of Hartford
556 Wormwood Hill                                                (West Hartford, CT), August 1996 to present; Professor,
Mansfield Center, Connecticut                                    Accounting and Dean of the School of Management, SUNY
Age 63                                                           Binghamton (Binghamton, NY), August 1993 to August 1996
--------------------------------- ------------------------------ ---------------------------------------------------------------
Richard G. Scheide                Trustee/Director               Principal, LoBue Associates Inc., October 1999 to present;
11 Lily Street                                                   Trust and Private Banking Consultant, David Ross Palmer
Nantucket, Massachusetts                                         Consultants, July 1991 to present.
Age 71
--------------------------------- ------------------------------ ---------------------------------------------------------------

The following replaces the first paragraph in the section entitled "Control Persons and Principal Shareholders" on page 27 of the Statement:

As of November 30, 2000, Aetna Life Insurance and Annuity Company (Aetna) and its affiliates owned 100.00% of the shares of AVPI, 100.00% of the shares of AGPI, 100.00% of the shares of Money Market, 100.00% of the shares of Balanced, 99.40% of the shares of Bond VP and 99.57% of the shares of Growth and Income which were allocated to variable annuity and variable life insurance separate accounts to fund obligations under VA Contracts and VLI Policies. Contract holders in these separate accounts are provided the right to direct the voting of Fund or Portfolio shares at shareholder meetings. Aetna and its affiliates vote the shares that they own in these separate accounts in accordance with contract holders' directions. Generally, undirected shares of a Fund or Portfolio will be voted for each account in the same proportion as directed shares.